Taxation (Details) - Schedule of Changes in Valuation Allowance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Valuation Allowance
Balance at the beginning of the year	$ 3,611,707	$ 2,685,373
Current year addition	15,013,296	1,723,347
Current year reduction	(2,184)	(25,844)
Deferred tax effect of tax rate change		(538,660)
Exchange rate effect	(143,270)	(232,509)
Balance at the end of the year	$ 18,479,549	$ 3,611,707	$ 2,685,373